SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

On February 13, 2017, Kingsoft entered into a proxy agreement dated February 12, 2017 with Sheng Fu, to delegate the voting rights attached to not more than 399,445,025 class B ordinary shares of the Company to Sheng Fu. The effectiveness of the agreement is subject to Kingsoft’s shareholder approval and signing of a definitive agreement between Sheng Fu and the Company in relation to a potential transfer of Sheng Fu’s interest in certain robotics business to the Company (subject to approval of the Company’s audit committee and board of directors). As of April 26, 2017, the proxy agreement is not yet effective.